Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 01, 2015	Mar. 31, 2015
C000159357
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia EM Core ex-China ETF
Account Value	$ 19,453	$ 19,929	$ 17,133	$ 19,068	$ 19,253	$ 11,422	$ 14,881	$ 15,896	$ 12,949	$ 10,898	$ 10,000
C000101379
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia India Consumer ETF
Account Value	$ 21,446	22,094	14,854	15,216	14,461	8,729	11,892	12,931	10,808	8,782		$ 10,000
C000088095
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Emerging Economies ETF
Account Value	$ 9,181	8,641	8,447	8,613	11,075	7,798	8,848	10,180	9,530	8,637		10,000
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 17,251	15,960	14,757	16,526	18,645	11,772	14,301	15,445	12,363	10,547	10,000
MSCI India Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Account Value	$ 21,266	20,899	15,274	17,390	14,754	8,366	12,100	11,335	10,282	8,685		10,000
MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 14,389	13,312	12,309	13,784	15,551	9,818	11,928	12,883	10,312	8,797		10,000
Beta Thematic Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name	Beta Thematic Emerging Markets ex-China Index
Account Value	$ 19,125	19,683	16,594	18,625	18,494	10,681	14,157	15,462	12,921	10,908	$ 10,000
Indxx India Consumer Index
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx India Consumer Index
Account Value	$ 25,982	26,353	16,681	16,771	15,711	9,209	12,532	13,434	11,104	8,908		10,000
Combined Current and Former Indices
Account Value [Line Items]
Line Graph and Table Measure Name	Combined Current and Former Indices
Account Value	$ 9,867	9,285	9,071	9,196	11,770	8,198	9,241	10,534	9,780	8,809		10,000
Dow Jones Emerging Markets Consumer Titans™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Emerging Markets Consumer Titans™ Index
Account Value	$ 10,027	$ 9,285	$ 9,071	$ 9,196	$ 11,770	$ 9,198	$ 9,241	$ 10,534	$ 9,780	$ 8,809		$ 10,000